UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07345


                          IXIS Advisor Funds Trust III
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts  02116
--------------------------------------------------------------------------------
               (Address of principal executive offices)  (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
        HARRIS ASSOCIATES FOCUSED VALUE FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

  Shares        Description                             Value (+)(c)
----------------------------------------------------------------------
Common Stocks  -- 92.9% of Total Net Assets

                Aerospace & Defense  -- 4.5%
      378,600   Raytheon Co.                          $    14,394,372
                                                      ----------------

                Apparel  -- 2.5%
      203,800   Liz Claiborne, Inc.                         8,013,416
                                                      ----------------

                Apparel Retailers  -- 2.6%
      248,500   Timberland Co.(a)                           8,394,330
                                                      ----------------

                Beverages  -- 3.3%
      548,500   Coca-Cola Enterprises, Inc.                10,695,750
                                                      ----------------

                Commercial Services  -- 9.7%
      533,000   H&R Block, Inc.                            12,781,340
       31,300   Moody's Corp.                               1,598,804
      448,100   RR Donnelley & Sons Co.                    16,611,067
                                                      ----------------
                                                           30,991,211
                                                      ----------------

                Cosmetics & Personal Care  -- 3.0%
      272,500   Estee Lauder Co., Inc. (The)                9,491,175
                                                      ----------------

                Distribution & Wholesale  -- 2.1%
      114,300   CDW Corp.                                   6,734,556
                                                      ----------------

                Diversified Financial Services  -- 0.5%
       30,000   Morgan Stanley                              1,618,200
                                                      ----------------

                Health Care - Products  -- 1.1%
       84,600   Baxter International, Inc.                  3,373,002
                                                      ----------------

                Insurance  -- 3.2%
      478,100   Conseco, Inc.(a)                           10,092,691
                                                      ----------------

                Leisure Time  -- 3.2%
      208,300   Harley-Davidson, Inc.                      10,090,052
                                                      ----------------

                Media  -- 13.4%
      138,400   Cablevision Systems Corp.,
                Class A(a)                                  4,244,728
       85,120   Discovery Holding Co.(a)                    1,229,133
      199,200   EW Scripps Co.                              9,954,024
      181,400   Knight-Ridder, Inc.                        10,644,552
      851,200   Liberty Media Corp., Class A(a)             6,852,160
      546,200   Time Warner, Inc.                           9,891,682
                                                      ----------------
                                                           42,816,279
                                                      ----------------

                Oil & Gas  -- 4.1%
      162,700   Burlington Resources, Inc.                 13,230,764
                                                      ----------------

                Pharmaceuticals  -- 10.4%
      401,800   Bristol-Myers Squibb Co.                    9,667,308
      258,600   Hospira, Inc.(a)                           10,594,842
      228,600   Omnicare, Inc.                             12,854,178
                                                      ----------------
                                                           33,116,328
                                                      ----------------

                Restaurants  -- 8.4%
      338,900   McDonald's Corp.                           11,349,761
      322,100   Yum! Brands, Inc.                          15,592,861
                                                      ----------------
                                                           26,942,622
                                                      ----------------

  Shares        Description                             Value (+)(c)
----------------------------------------------------------------------
                Retail  -- 6.9%
      480,900   AutoNation, Inc.(a)                   $     9,603,573
      611,900   TJX Cos., Inc.                             12,531,712
                                                      ----------------
                                                           22,135,285
                                                      ----------------

                Savings & Loans  -- 10.4%
      380,300   Sovereign Bancorp, Inc.                     8,381,812
      631,300   Washington Mutual, Inc.                    24,759,586
                                                      ----------------
                                                           33,141,398
                                                      ----------------

                Semiconductors  -- 1.5%
      177,900   National Semiconductor Corp.                4,678,770
                                                      ----------------

                Software  -- 2.1%
      168,700   First Data Corp.                            6,748,000
                                                      ----------------
                Total Common Stocks
                (Identified Cost $249,045,691)            296,698,201
                                                      ----------------

   Principal
    Amount
----------------------------------------------------------------------
Short-Term Investment  --  6.6%
$  21,058,685   Tri-Party Repurchase Agreement
                with Fixed Income Clearing
                Corporation, dated 9/30/2005 at
                1.75% to be repurchased at
                $21,061,756 on 10/03/2005,
                collateralized by $21,535,000
                U.S. Treasury Note, 4.00%, due
                09/30/2007 valued at
                $21,481,685 (d)
                (Identified Cost $21,058,684)              21,058,684
                                                      ----------------
                Total Investments -- 99.5%
                (Identified Cost $270,104,375) (b)        317,756,885
                Other assets less liabilities-- 0.5%        1,687,727
                                                      ----------------
                Total Net Assets -- 100%              $   319,444,612
                                                      ================

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost,

--------------------------------------------------------------------------------
   HARRIS ASSOCIATES FOCUSED VALUE FUND -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

     which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(a)  Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
     At September 30, 2005, the net unrealized appreciation on investments based on cost of $270,104,375 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation
     for all investments in which there is an
     excess of value over tax cost.                             $    50,714,946
     Aggregate gross unrealized depreciation
     for all investments in which there is an
     excess of tax cost over value.                                  (3,062,436)
                                                                ---------------
     Net unrealized appreciation                                $    47,652,510
                                                                ===============

     At December 31, 2004, the Fund had a capital loss carryover of approximately $10,136,380 which expires on December 31, 2011. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

--------------------------------------------------------------------------------
         IXIS MODERATE DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

  Shares        Description                       Value (+)(c)
----------------------------------------------------------------
Common Stocks  -- 64.7% of Total Net Assets

                Advertising  -- 0.4%
        6,625   Getty Images, Inc.(a)           $       570,015
                                                ----------------

                Aerospace & Defense  -- 0.6%
       21,300   Raytheon Co.                            809,826
                                                ----------------

                Airlines  -- 0.1%
        2,560   British Airways PLC, Sponsored
                ADR(a)                                  132,403
                                                ----------------

                Apparel  -- 0.7%
       18,800   Coach, Inc.(a)                          589,568
       12,500   Jones Apparel Group, Inc.               356,250
                                                ----------------
                                                        945,818
                                                ----------------

                Auto Manufacturers -- 0.2%
       12,400   Nissan Motor Co, Ltd.,
                Sponsored ADR                           284,952
                                                ----------------

                Banks  -- 2.4%
       11,455   ABN AMRO Holding NV, Sponsored
                ADR                                     274,920
       20,890   Banco Santander Central Hispano
                SA, ADR                                 275,121
        4,520   Bank of Yokohama, Ltd.,
                Sponsored ADR                           344,108
        7,500   BNP Paribas, ADR                        284,625
        6,070   Credit Suisse Group, Sponsored
                ADR                                     269,994
        5,395   DBS Group Holdings, Ltd.,
                Sponsored ADR                           200,154
        2,910   Deutsche Bank AG, Registered            272,143
        2,355   HSBC Holdings PLC, Sponsored ADR        191,297
        3,730   Lloyds TSB Group PLC, Sponsored
                ADR                                     123,948
       78,820   Sumitomo Trust & Banking Co.,
                Ltd. (The), Sponsored ADR               646,324
        9,800   U.S. Bancorp                            275,184
        1,740   Westpac Banking Corp.                   140,679
                                                ----------------
                                                      3,298,497
                                                ----------------

                Beverages  -- 0.7%
        3,900   Coca-Cola Co. (The)                     168,441
       13,000   Diageo PLC, Sponsored ADR               754,130
                                                ----------------
                                                        922,571
                                                ----------------

                Biotechnology  -- 1.1%
        9,850   Amgen, Inc.(a)                          784,749
        8,100   Genentech, Inc.(a)                      682,101
                                                ----------------
                                                      1,466,850
                                                ----------------

                Building Materials -- 1.1%
        7,900   Martin Marietta Materials, Inc.         619,834
       27,900   Masco Corp.                             855,972
                                                ----------------
                                                      1,475,806
                                                ----------------

                Chemicals  -- 1.5%
        5,500   Akzo Nobel NV, Sponsored ADR            240,075
        8,350   Ciba Specialty Chemicals AG,
                Sponsored ADR                           244,655
        4,200   Cytec Industries, Inc.                  182,196

  Shares        Description                       Value (+)(c)
----------------------------------------------------------------
                Chemicals - continued
       15,300   Engelhard Corp.                 $       427,023
        5,800   FMC Corp.(a)                            331,876
       30,000   Hercules, Inc.(a)                       366,600
        3,500   Minerals Technologies, Inc.             200,235
                                                ----------------
                                                      1,992,660
                                                ----------------

                Commercial Services  -- 1.5%
       18,100   Copart, Inc.(a)                         432,047
       27,400   Gartner, Inc.(a)                        320,306
        4,100   ITT Educational Services,
                Inc.(a)                                 202,335
        7,000   Keane, Inc.(a)                           80,010
       17,075   Moody's Corp.                           872,191
       11,000   MPS Group, Inc.(a)                      129,800
                                                ----------------
                                                      2,036,689
                                                ----------------

                Computers  -- 2.9%
       13,300   Apple Computer, Inc.(a)                 713,013
        6,825   Cognizant Technology Solutions
                Corp.(a)                                317,977
       10,125   Dell, Inc.(a)                           346,275
       72,250   Hewlett-Packard Co.                   2,109,700
      120,800   Sun Microsystems, Inc.(a)               473,536
                                                ----------------
                                                      3,960,501
                                                ----------------

                Cosmetics & Personal Care  -- 0.9%
       19,250   Procter & Gamble Co.                  1,144,605
                                                ----------------

                Distribution & Wholesale  -- 0.4%
        7,710   Marubeni Corp., ADR                     357,359
        2,900   United Stationers, Inc.(a)              138,794
                                                ----------------
                                                        496,153
                                                ----------------

                Diversified Financial Services  -- 7.1%
       16,100   American Express Co.                    924,784
       19,850   Ameritrade Holding Corp.(a)             426,378
        3,875   Bear Stearns Cos. (The), Inc.           425,281
        1,650   Chicago Mercantile Exchange
                Holdings, Inc.                          556,545
       19,700   Citigroup, Inc.                         896,744
       10,050   Franklin Resources, Inc.                843,798
        3,375   Goldman Sachs Group, Inc.               410,333
       35,600   JPMorgan Chase & Co.                  1,207,908
       10,425   Legg Mason, Inc.                      1,143,518
        5,700   Lehman Brothers Holdings, Inc.          663,936
       23,900   Morgan Stanley                        1,289,166
       20,000   Nomura Holdings, Inc.                   310,800
        7,425   T. Rowe Price Group, Inc.               484,852
                                                ----------------
                                                      9,584,043
                                                ----------------

                Electric  -- 0.2%
        7,940   E.ON AG, Sponsored ADR                  244,155
                                                ----------------

                Electrical Componenets & Equipment  -- 0.2%
       21,165   Johnson Electric Holdings,
                Ltd., Sponsored ADR                     201,068
                                                ----------------

                Electronics  -- 0.5%
       16,330   Celestica, Inc.(a)                      184,692

--------------------------------------------------------------------------------
   IXIS MODERATE DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

  Shares        Description                       Value (+)(c)
----------------------------------------------------------------
                Electronics - continued
       11,385   Koninklijke (Royal) Philips
                Electronics NV, NY Shares       $       303,752
       37,095   NEC Corp., ADR                          201,055
                                                ----------------
                                                        689,499
                                                ----------------

                Engineering & Construction  -- 0.3%
       56,095   ABB, Ltd., Sponsored ADR(a)             412,859
                                                ----------------

                Environmental Control  -- 0.1%
       16,100   Allied Waste Industries, Inc.(a)        136,045
                                                ----------------

                Food  -- 1.3%
        6,435   Groupe Danone, Sponsored ADR            140,283
        7,690   Nestle SA, Sponsored ADR                563,677
        4,760   Unilever PLC, Sponsored ADR             200,967
        6,350   Whole Foods Market, Inc.                853,758
                                                ----------------
                                                      1,758,685
                                                ----------------

                Food Service  -- 0.1%
       31,040   Compass Group PLC, ADR                  111,744
                                                ----------------

                Forest Products & Paper  -- 0.1%
        8,970   UPM-Kymmene OYJ, Sponsored ADR          180,476
                                                ----------------

                Hand & Machine Tools  -- 0.4%
       11,200   Kennametal, Inc.                        549,248
                                                ----------------

                Health Care  -- 0.1%
       10,400   Cambrex Corp.                           197,184
                                                ----------------

                Health Care - Capital Equipment  -- 0.6%
        7,400   Applera Corp. -  Applied
                Biosystems Group                        171,976
       20,500   Thermo Electron Corp.(a)                633,450
                                                ----------------
                                                        805,426
                                                ----------------

                Health Care - Products  -- 2.4%
       22,600   Baxter International, Inc.              901,062
        6,000   Johnson & Johnson                       379,680
       11,325   Medtronic, Inc.                         607,246
       14,575   St. Jude Medical, Inc.(a)               682,110
        6,800   STERIS Corp.                            161,772
       10,425   Stryker Corp.                           515,308
                                                ----------------
                                                      3,247,178
                                                ----------------

                Health Care - Services  -- 2.0%
        8,750   Aetna, Inc.                             753,725
       11,900   Health Management Associates,
                Inc., Class A                           279,293
        1,700   Laboratory Corp. of America
                Holdings(a)                              82,807
       11,900   UnitedHealth Group, Inc.                668,780
       12,400   WellPoint, Inc.(a)                      940,168
                                                ----------------
                                                      2,724,773
                                                ----------------

                Holding Companies - Diversified  -- 0.2%
        5,130   Hutchison Whampoa, Ltd., ADR            265,221
                                                ----------------

  Shares        Description                       Value (+)(c)
----------------------------------------------------------------
                Home Builders  -- 0.3%
        6,250   KB Home                         $       457,500
                                                ----------------

                Home Furnishings  -- 1.0%
       20,600   Furniture Brands International,
                Inc.                                    371,418
        4,600   Harman International
                Industries, Inc.                        470,442
       15,600   Pioneer Corp., ADR                      222,144
        6,595   Sony Corp., Sponsored ADR               218,888
                                                ----------------
                                                      1,282,892
                                                ----------------

                Household Products & Wares  -- 0.8%
        8,500   Fortune Brands, Inc.                    691,305
       17,100   Newell Rubbermaid, Inc.                 387,315
                                                ----------------
                                                      1,078,620
                                                ----------------

                Insurance  -- 2.0%
        7,400   Aflac, Inc.                             335,220
       10,380   Axa, Sponsored ADR                      285,761
        4,525   Cigna Corp.                             533,316
        9,335   ING Groep NV, Sponsored ADR             278,090
        9,125   Metlife, Inc.                           454,699
        4,100   MGIC Investment Corp.                   263,220
        8,425   Prudential Financial, Inc.              569,193
                                                ----------------
                                                      2,719,499
                                                ----------------

                Internet  -- 1.8%
       13,975   eBay, Inc.(a)                           575,770
        4,175   Google, Inc., Class A(a)              1,321,220
       13,650   Yahoo!, Inc.(a)                         461,916
                                                ----------------
                                                      2,358,906
                                                ----------------

                Leisure Time  -- 1.3%
       20,500   Carnival Corp.                        1,024,590
       15,900   Harley-Davidson, Inc.                   770,196
                                                ----------------
                                                      1,794,786
                                                ----------------

                Machinery - Diversified  -- 0.6%
        8,800   Flowserve Corp.(a)                      319,880
       26,200   Symbol Technologies, Inc.               253,616
        6,600   Zebra Technologies Corp.(a)             257,994
                                                ----------------
                                                        831,490
                                                ----------------

                Media  -- 4.1%
       10,000   Comcast Corp., Special Class
                A(a)                                    287,800
       31,300   DIRECTV Group (The), Inc.(a)            468,874
       18,100   Entercom Communications Corp.(a)        571,779
      116,200   Liberty Media Corp., Class A(a)         935,410
       75,200   Time Warner, Inc.                     1,361,872
       25,400   Viacom, Inc., Class B                   838,454
        6,500   Vivendi Universal SA                    212,745
       35,600   Walt Disney Co. (The)                   859,028
                                                ----------------
                                                      5,535,962
                                                ----------------

                Metal Fabricate & Hardware  -- 0.2%
       10,600   Mueller Industries, Inc.                294,362
                                                ----------------

                Metals  -- 0.1%
        6,220   Alcan, Inc.                             197,361
                                                ----------------

--------------------------------------------------------------------------------
   IXIS MODERATE DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

  Shares        Description                       Value (+)(c)
----------------------------------------------------------------
                Miscellaneous - Manufacturing  -- 2.9%
        5,000   Carlisle Cos., Inc.             $       317,850
       11,300   Crane Co.                               336,062
       22,200   Federal Signal Corp.                    379,398
       19,450   General Electric Co.                    654,881
       12,000   Honeywell International, Inc.           450,000
       34,800   Kawasaki Heavy Industries,
                Ltd., Sponsored ADR                     348,000
        1,900   Teleflex, Inc.                          133,950
       45,100   Tyco International, Ltd.              1,256,035
                                                ----------------
                                                      3,876,176
                                                ----------------

                Office & Business Equipment  -- 0.8%
        5,010   Canon, Inc., Sponsored ADR              271,843
       58,700   Xerox Corp.(a)                          801,255
                                                ----------------
                                                      1,073,098
                                                ----------------

                Oil & Gas  -- 2.5%
        4,600   Apache Corp.                            346,012
        4,400   BP PLC, Sponsored ADR                   311,740
        5,175   Burlington Resources, Inc.              420,831
       14,675   Chesapeake Energy Corp.                 561,319
        2,745   ENI SpA, Sponsored ADR                  406,535
        5,925   EOG Resources, Inc.                     443,782
        2,900   Total SA, Sponsored ADR                 393,878
        9,400   XTO Energy, Inc.                        426,008
                                                ----------------
                                                      3,310,105
                                                ----------------

                Oil & Gas Services -- 0.4%
        8,400   National Oilwell Varco, Inc.(a)         552,720
                                                ----------------

                Packaging & Containers  -- 0.5%
        4,200   Aptargroup, Inc.                        209,202
        6,800   Ball Corp.                              249,832
        8,500   Sonoco Products Co.                     232,135
                                                ----------------
                                                        691,169
                                                ----------------

                Pharmaceuticals  -- 1.7%
        5,800   Abbott Laboratories                     245,920
        4,830   AstraZeneca PLC, Sponsored ADR          227,493
       14,900   Caremark Rx, Inc.(a)                    743,957
        6,055   GlaxoSmithKline PLC, ADR                310,500
        4,860   Novartis AG, ADR                        247,860
        4,805   Schering AG, ADR                        304,637
       11,610   Serono SA                               190,985
                                                ----------------
                                                      2,271,352
                                                ----------------

                Processing / Business Services  -- 0.2%
        1,100   Express Scripts, Inc.(a)                 68,420
        4,400   Investors Financial Services
                Corp.                                   144,760
                                                ----------------
                                                        213,180
                                                ----------------

                Restaurants  -- 1.1%
       43,900   McDonald's Corp.                      1,470,211
                                                ----------------

                Retail  -- 5.0%
       12,400   Chico's FAS, Inc.(a)                    456,320
        8,400   Costco Wholesale Corp.                  361,956
       23,300   Foot Locker, Inc.                       511,202
       16,000   Gap (The), Inc.                         278,880

  Shares        Description                       Value (+)(c)
----------------------------------------------------------------
                Retail - continued
       25,600   Home Depot, Inc.                $       976,384
       23,020   Kingfisher PLC, Sponsored ADR           176,103
        9,800   Kohl's Corp.(a)                         491,764
        3,800   Limited Brands, Inc.                     77,634
       12,750   Lowe's Cos, Inc.                        821,100
       16,500   NBTY, Inc.(a)                           387,750
        7,300   Office Depot, Inc.(a)                   216,810
       10,600   RadioShack Corp.                        262,880
        5,800   Regis Corp.                             219,356
        8,170   Signet Group PLC, Sponsored ADR         149,348
       13,350   Urban Outfitters, Inc.(a)               392,490
       23,200   Wal-Mart Stores, Inc.                 1,016,624
                                                ----------------
                                                      6,796,601
                                                ----------------

                Semiconductors  -- 3.3%
       12,450   Broadcom Corp., Class A(a)              584,030
       78,525   Intel Corp.                           1,935,641
       12,700   STMicroelectronics NV                   219,456
       49,400   Texas Instruments, Inc.               1,674,660
                                                ----------------
                                                      4,413,787
                                                ----------------

                Software  -- 0.8%
       11,300   Acxiom Corp.                            211,536
        5,700   Fair Isaac Corp.                        255,360
        6,200   ProQuest Co.(a)                         224,440
       13,000   Reynolds & Reynolds Co. (The),
                Class A                                 356,330
                                                ----------------
                                                      1,047,666
                                                ----------------

                Telecommunications -- 2.5%
        4,500   ADTRAN, Inc.                            141,750
       16,200   Cisco Systems, Inc.(a)                  290,466
       24,250   Corning, Inc.(a)                        468,752
        4,500   France Telecom SA                       129,375
       33,700   Motorola, Inc.                          744,433
       12,260   Nokia OYJ, Sponsored ADR                207,317
       18,900   QUALCOMM, Inc.                          845,775
       10,525   Telefonica Moviles SA, ADR              116,512
       14,765   Vodafone Group PLC, Sponsored
                ADR                                     383,447
                                                ----------------
                                                      3,327,827
                                                ----------------

                Transportation  -- 0.5%
        9,800   Union Pacific Corp.                     702,660
                                                ----------------

                Water  -- 0.2%
        7,670   Suez SA, ADR                            222,583
                                                ----------------
                Total Common Stocks
                (Identified Cost $81,527,796)        87,165,463
                                                ----------------

   Principal
    Amount
----------------------------------------------------------------
Bonds and Notes  --  32.0%

                Asset Backed Securities  -- 0.3%
$     277,000   Citibank Credit Card Issuance
                Trust, Series 2003-A6, Class A6,
                2.900%, 5/17/2010                       265,690

--------------------------------------------------------------------------------
   IXIS MODERATE DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

   Principal
    Amount      Description                       Value (+)(c)
----------------------------------------------------------------
                Asset Backed Securities - continued
$     100,000   Citibank Credit Card Issuance
                Trust, Series 2003-A3, Class A3,
                3.100%, 3/10/2010               $        96,676
                                                ----------------
                                                        362,366
                                                ----------------

                Auto Manufacturers -- 0.3%
      445,000   DaimlerChrysler North America
                Holding Corp.,
                6.400%, 5/15/2006                       449,789
                                                ----------------

                Banks  -- 0.7%
      820,000   Bank of America Corp.,
                Subordinated Note,
                7.400%, 1/15/2011                       915,746
                                                ----------------

                Diversified Financial Services  -- 5.4%
      450,000   American General Finance Corp.,
                5.375%, 10/01/2012                      455,049
      475,000   CIT Group, Inc., Senior Note,
                4.000%, 5/08/2008                       466,974
      895,000   Countrywide Home Loans, Inc.,
                (MTN),
                5.500%, 2/01/2007                       904,734
      850,000   General Electric Capital Corp.,
                (MTN),
                6.000%, 6/15/2012                       904,762
      825,000   Household Finance Corp.,
                4.625%, 1/15/2008                       824,858
       90,000   Household Finance Corp.,
                8.000%, 7/15/2010                       101,554
      910,000   John Deere Capital Corp.,
                Global Note,
                4.500%, 8/22/2007                       907,737
      913,000   Lehman Brothers Holdings, Inc.,
                Global Note,
                6.250%, 5/15/2006                       922,781
      900,000   Morgan Stanley Dean Witter &
                Co., Global Note,
                6.100%, 4/15/2006                       907,932
      885,000   USA Education, Inc.,
                5.625%, 4/10/2007                       898,630
                                                ----------------
                                                      7,295,011
                                                ----------------

                Electric  -- 1.7%
      220,000   Carolina Power & Light,
                6.500%, 7/15/2012                       237,992
      865,000   Dominion Resources, Inc.,
                5.700%, 9/17/2012                       892,575
      910,000   Duke Energy Corp., Senior Note,
                4.200%, 10/01/2008                      895,978
      255,000   Progress Energy, Inc.,
                7.100%, 3/01/2011                       277,210
                                                ----------------
                                                      2,303,755
                                                ----------------

                Food  -- 1.3%
      830,000   ConAgra Foods, Inc.,
                6.750%, 9/15/2011                       892,473
      830,000   Kellogg Co.,
                6.600%, 4/01/2011                       899,259
                                                ----------------
                                                      1,791,732
                                                ----------------

   Principal
    Amount      Description                       Value (+)(c)
----------------------------------------------------------------
                Government Agencies -- 12.3%
$   2,266,497   FHLMC,
                4.000%, with various maturities
                to 2020 (d)                     $     2,180,794
      977,628   FHLMC
                4.500%, with various maturities
                to 2020 (d)                             957,907
      845,000   FHLMC,
                4.875%, 3/15/2007                       851,021
      945,000   FHLMC,
                5.250%, 1/15/2006                       948,108
      679,636   FHLMC
                5.500%, with various maturities
                to 2020 (d)                             689,748
       36,967   FHLMC,
                6.000%, 6/01/2035                        37,616
    1,377,399   FHLMC,
                6.500%, with various maturities
                to 2035 (d)                           1,416,433
    1,500,000   FNMA,
                3.250%, 1/15/2008                     1,461,737
      504,065   FNMA,
                4.000%, with various maturities
                to 2019 (d)                             485,387
    2,410,890   FNMA,
                4.500%, with various maturities
                to 2020 (d)                           2,361,803
    2,733,807   FNMA,
                5.500%, with various maturities
                to 2034 (d)                           2,773,798
    1,431,254   FNMA,
                6.500%, with various maturities
                to 2034 (d)                           1,475,340
      784,543   FNMA (TBA),
                4.000%, 12/01/2099                      754,632
      184,096   GNMA,
                6.500%, 10/20/2034                      190,629
                                                ----------------
                                                     16,584,953
                                                ----------------

                Media  -- 0.3%
      390,000   Time Warner, Inc.,
                7.625%, 4/15/2031                       456,897
                                                ----------------

                Metals  -- 0.7%
      910,000   Alcan, Inc., Senior Note,
                4.875%, 9/15/2012                       898,731
                                                ----------------

                Pipelines  -- 0.7%
      845,000   Kinder Morgan, Inc., Senior
                Note,
                6.500%, 9/01/2012                       904,620
                                                ----------------

                REITs  -- 0.3%
      450,000   Simon Property Group LP,
                4.600%, 6/15/2010                       443,752
                                                ----------------

                Telecommunications -- 1.0%
      900,000   SBC Communications,
                5.100%, 9/15/2014                       891,824

--------------------------------------------------------------------------------
   IXIS MODERATE DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

   Principal
    Amount      Description                       Value (+)(c)
----------------------------------------------------------------
                Telecommunications - continued
$     430,000   Sprint Capital Corp.,
                6.125%, 11/15/2008              $       446,522
                                                ----------------
                                                      1,338,346
                                                ----------------

                Treasuries  -- 7.0%
    2,225,000   U.S. Treasury Bond
                5.250%, with various maturities
                to 2029 (e)                           2,425,100
    2,180,000   U.S. Treasury Bond,
                5.375%, 2/15/2031                     2,442,280
      870,000   U.S. Treasury Note,
                2.375%, 8/15/2006                       857,426
      375,000   U.S. Treasury Note,
                3.250%, 1/15/2009                       364,175
    1,760,000   U.S. Treasury Note,
                4.125%, 5/15/2015                     1,729,680
    1,615,000   U.S. Treasury Note,
                6.250%, 2/15/2007                     1,660,611
                                                ----------------
                                                      9,479,272
                                                ----------------
                Total Bonds and Notes
                (Identified Cost $43,652,473)        43,224,970
                                                ----------------
----------------------------------------------------------------
Short-Term Investments  --  3.8%
    4,361,808   Tri-Party Repurchase Agreement
                with Fixed Income Clearing
                Corporation, dated 09/30/2005
                at 1.75% to be repurchased at
                $4,362,444 on 10/03/2005,
                collateralized by $4,475,000
                U.S Treasury Note, 4.00%, due
                09/30/2007 valued at $4,463,813
                (g)                                   4,361,808
      790,000   U.S. Treasury Bill,
                3.400%, 11/17/2005 (e) (f)              786,789
                                                ----------------
                Total Short-Term Investments
                (Identified Cost $5,147,480)          5,148,597
                                                ----------------
                Total Investments -- 100.5%
                (Identified Cost $130,327,749)
                (b)                                 135,539,030
                Other assets less liabilities --
                (0.5%)                                 (736,902)
                                                ----------------
                Total Net Assets -- 100%         $   134,802,128
                                                ================

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Portfolio by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United State s may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events would not be reflected in the computation of the Portfolio's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Portfolio's securities occur during such period, then these securities may be fair valued at the time the Portfolio determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Portfolio's net asset value is calculated. All other securities and assets are valued at fair value as determined in good faith by the Portfolio's investment adviser and subadvisers, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(a)   Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
      At September 30, 2005, the net unrealized appreciation on investments based on cost of $130,530,529 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation
      for all investments in which there is an
      excess of value over tax cost                             $     7,911,029
      Aggregate gross unrealized depreciation
      for all investments in which there is an
      excess of tax cost over value                                  (2,902,528)
                                                                ---------------
      Net unrealized appreciation                               $     5,008,501
                                                                ===============

(c) The books and records of the Portfolio are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

--------------------------------------------------------------------------------
   IXIS MODERATE DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

(d) The Portfolio's investments in mortgage related securities of the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

(e) All or portion of this security has been segregated to cover collateral requirements on TBA obligations.

(f)   Rate is yield to maturity.

(g) The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Portfolio's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Portfolio's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities.

TBA To Be Announced - The Portfolio may purchase and sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

FHLMC Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

MTN   Medium Term Note

REITs Real Estate Investment Trusts

--------------------------------------------------------------------------------
          IXIS EQUITY DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

  Shares        Description                       Value (+)(c)
----------------------------------------------------------------
Common Stocks  -- 94.7% of Total Net Assets

                Advertising  -- 0.6%
        1,850   Getty Images, Inc.(a)           $       159,174
                                                ----------------

                Aerospace & Defense  -- 0.9%
        6,200   Raytheon Co.                            235,724
                                                ----------------

                Airlines  -- 0.1%
          690   British Airways PLC, Sponsored
                ADR(a)                                   35,687
                                                ----------------

                Apparel  -- 1.0%
        5,225   Coach, Inc.(a)                          163,856
        3,300   Jones Apparel Group, Inc.                94,050
                                                ----------------
                                                        257,906
                                                ----------------

                Auto Manufacturers -- 0.3%
        3,323   Nissan Motor Co, Ltd.,
                Sponsored ADR                            76,363
                                                ----------------

                Banks  -- 3.5%
        3,070   ABN AMRO Holding NV, Sponsored
                ADR                                      73,680
        5,590   Banco Santander Central Hispano
                SA, ADR                                  73,620
        1,217   Bank of Yokohama, Ltd.,
                Sponsored ADR                            92,650
        2,010   BNP Paribas, ADR                         76,279
        1,626   Credit Suisse Group, Sponsored
                ADR                                      72,324
        1,440   DBS Group Holdings, Ltd.,
                Sponsored ADR                            53,424
          780   Deutsche Bank AG, Registered             72,946
          633   HSBC Holdings PLC, Sponsored ADR         51,419
        1,000   Lloyds TSB Group PLC, Sponsored
                ADR                                      33,230
       21,093   Sumitomo Trust & Banking Co.,
                Ltd. (The), Sponsored ADR               172,963
        2,940   U.S. Bancorp                             82,555
          469   Westpac Banking Corp.                    37,919
                                                ----------------
                                                        893,009
                                                ----------------

                Beverages  -- 1.0%
        1,180   Coca-Cola Co. (The)                      50,964
        3,400   Diageo PLC, Sponsored ADR               197,234
                                                ----------------
                                                        248,198
                                                ----------------

                Biotechnology  -- 1.6%
        2,750   Amgen, Inc.(a)                          219,093
        2,225   Genentech, Inc.(a)                      187,367
                                                ----------------
                                                        406,460
                                                ----------------

                Building Materials -- 1.7%
        2,200   Martin Marietta Materials, Inc.         172,612
        8,200   Masco Corp.                             251,576
                                                ----------------
                                                        424,188
                                                ----------------

                Chemicals  -- 2.1%
        1,470   Akzo Nobel NV, Sponsored ADR             64,165
        2,283   Ciba Specialty Chemicals AG,
                Sponsored ADR                            66,892
        1,150   Cytec Industries, Inc.                   49,887

  Shares        Description                       Value (+)(c)
----------------------------------------------------------------
                Chemicals - continued
        4,100   Engelhard Corp.                 $       114,431
        1,600   FMC Corp.(a)                             91,552
        8,200   Hercules, Inc.(a)                       100,204
          900   Minerals Technologies, Inc.              51,489
                                                ----------------
                                                        538,620
                                                ----------------

                Commercial Services  -- 2.2%
        4,800   Copart, Inc.(a)                         114,576
        7,500   Gartner, Inc.(a)                         87,675
        1,100   ITT Educational Services,
                Inc.(a)                                  54,285
        1,800   Keane, Inc.(a)                           20,574
        4,750   Moody's Corp.                           242,630
        3,100   MPS Group, Inc.(a)                       36,580
                                                ----------------
                                                        556,320
                                                ----------------

                Computers  -- 4.4%
        3,675   Apple Computer, Inc.(a)                 197,017
        1,900   Cognizant Technology Solutions
                Corp.(a)                                 88,521
        2,800   Dell, Inc.(a)                            95,760
       20,450   Hewlett-Packard Co.                     597,140
       34,300   Sun Microsystems, Inc.(a)               134,456
                                                ----------------
                                                      1,112,894
                                                ----------------

                Cosmetics & Personal Care  -- 1.3%
        5,350   Procter & Gamble Co.                    318,111
                                                ----------------

                Distribution & Wholesale  -- 0.5%
        2,062   Marubeni Corp., ADR                      95,574
          700   United Stationers, Inc.(a)               33,502
                                                ----------------
                                                        129,076
                                                ----------------

                Diversified Financial Services  -- 10.5%
        3,800   American Express Co.                    218,272
        5,525   Ameritrade Holding Corp.(a)             118,677
        1,075   Bear Stearns Cos. (The), Inc.           117,981
          450   Chicago Mercantile Exchange
                Holdings, Inc.                          151,785
        5,700   Citigroup, Inc.                         259,464
        2,775   Franklin Resources, Inc.                232,989
          950   Goldman Sachs Group, Inc.               115,501
       10,320   JPMorgan Chase & Co.                    350,157
        2,900   Legg Mason, Inc.                        318,101
        1,575   Lehman Brothers Holdings, Inc.          183,456
        6,900   Morgan Stanley                          372,186
        5,540   Nomura Holdings, Inc.                    86,092
        2,050   T. Rowe Price Group, Inc.               133,865
                                                ----------------
                                                      2,658,526
                                                ----------------

                Electric  -- 0.3%
        2,120   E.ON AG, Sponsored ADR                   65,190
                                                ----------------

                Electrical Components & Equipment  -- 0.2%
        5,410   Johnson Electric Holdings,
                Ltd., Sponsored ADR                      51,395
                                                ----------------

                Electronics  -- 0.7%
        4,366   Celestica, Inc.(a)                       49,379

--------------------------------------------------------------------------------
    IXIS EQUITY DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

  Shares        Description                       Value (+)(c)
----------------------------------------------------------------
                Electronics - continued
        3,050   Koninklijke (Royal) Philips
                Electronics NV, NY Shares       $        81,374
        9,930   NEC Corp., ADR                           53,821
                                                ----------------
                                                        184,574
                                                ----------------

                Engineering & Construction  -- 0.4%
       15,010   ABB, Ltd., Sponsored ADR(a)             110,474
                                                ----------------

                Environmental Control  -- 0.1%
        4,300   Allied Waste Industries, Inc.(a)         36,335
                                                ----------------

                Food  -- 2.0%
        1,730   Groupe Danone, Sponsored ADR             37,714
        2,230   Nestle SA, Sponsored ADR                163,459
          760   Unilever NV, ADR                         54,302
        1,775   Whole Foods Market, Inc.                238,649
                                                ----------------
                                                        494,124
                                                ----------------

                Food Service  -- 0.1%
        8,130   Compass Group PLC, ADR                   29,268
                                                ----------------

                Forest Products & Paper  -- 0.2%
        2,400   UPM-Kymmene OYJ, Sponsored ADR           48,288
                                                ----------------

                Hand & Machine Tools  -- 0.6%
        3,100   Kennametal, Inc.                        152,024
                                                ----------------

                Health Care  -- 0.2%
        2,800   Cambrex Corp.                            53,088
                                                ----------------

                Health Care - Capital Equipment  -- 0.8%
        2,000   Applera Corp. -  Applied
                Biosystems Group                         46,480
        5,400   Thermo Electron Corp.(a)                166,860
                                                ----------------
                                                        213,340
                                                ----------------

                Health Care - Products  -- 3.7%
        6,500   Baxter International, Inc.              259,155
        2,070   Johnson & Johnson                       130,990
        3,125   Medtronic, Inc.                         167,562
        4,050   St. Jude Medical, Inc.(a)               189,540
        1,800   STERIS Corp.                             42,822
        2,900   Stryker Corp.                           143,347
                                                ----------------
                                                        933,416
                                                ----------------

                Health Care - Services  -- 3.0%
        2,425   Aetna, Inc.                             208,890
        3,200   Health Management Associates,
                Inc., Class A                            75,104
          400   Laboratory Corp. of America
                Holdings(a)                              19,484
        3,300   UnitedHealth Group, Inc.                185,460
        3,450   WellPoint, Inc.(a)                      261,579
                                                ----------------
                                                        750,517
                                                ----------------

                Holding Companies - Diversified  -- 0.3%
        1,370   Hutchison Whampoa, Ltd., ADR             70,829
                                                ----------------

  Shares        Description                       Value (+)(c)
----------------------------------------------------------------
                Home Builders  -- 0.5%
        1,725   KB Home                         $       126,270
                                                ----------------

                Home Furnishings  -- 1.4%
        5,500   Furniture Brands International,
                Inc.                                     99,165
        1,275   Harman International
                Industries, Inc.                        130,394
        4,175   Pioneer Corp., ADR                       59,452
        1,768   Sony Corp., Sponsored ADR                58,680
                                                ----------------
                                                        347,691
                                                ----------------

                Household Products & Wares  -- 1.2%
        2,500   Fortune Brands, Inc.                    203,325
        4,600   Newell Rubbermaid, Inc.                 104,190
                                                ----------------
                                                        307,515
                                                ----------------

                Insurance  -- 3.0%
        2,200   Aflac, Inc.                              99,660
        2,780   Axa, Sponsored ADR                       76,533
        1,250   Cigna Corp.                             147,325
        2,500   ING Groep NV, Sponsored ADR              74,475
        2,525   Metlife, Inc.                           125,821
        1,250   MGIC Investment Corp.                    80,250
        2,325   Prudential Financial, Inc.              157,077
                                                ----------------
                                                        761,141
                                                ----------------

                Internet  -- 2.6%
        3,875   eBay, Inc.(a)                           159,650
        1,150   Google, Inc., Class A(a)                363,929
        3,775   Yahoo!, Inc.(a)                         127,746
                                                ----------------
                                                        651,325
                                                ----------------

                Leisure Time  -- 2.2%
        6,500   Carnival Corp.                          324,870
        4,700   Harley-Davidson, Inc.                   227,668
                                                ----------------
                                                        552,538
                                                ----------------

                Machinery - Diversified  -- 0.9%
        2,300   Flowserve Corp.(a)                       83,605
        6,900   Symbol Technologies, Inc.                66,792
        1,800   Zebra Technologies Corp.(a)              70,362
                                                ----------------
                                                        220,759
                                                ----------------

                Media  -- 6.2%
        2,500   Comcast Corp., Special Class
                A(a)                                     71,950
        9,100   DIRECTV Group (The), Inc.(a)            136,318
        4,900   Entercom Communications Corp.(a)        154,791
       33,000   Liberty Media Corp., Class A(a)         265,650
       21,900   Time Warner, Inc.                       396,609
        7,400   Viacom, Inc., Class B                   244,274
        1,680   Vivendi Universal SA                     54,986
       10,200   Walt Disney Co. (The)                   246,126
                                                ----------------
                                                      1,570,704
                                                ----------------

                Metal Fabricate & Hardware  -- 0.3%
        2,800   Mueller Industries, Inc.                 77,756
                                                ----------------

                Metals  -- 0.2%
        1,670   Alcan, Inc.                              52,989

--------------------------------------------------------------------------------
    IXIS EQUITY DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

  Shares        Description                       Value (+)(c)
----------------------------------------------------------------
                Miscellaneous - Manufacturing  -- 4.3%
        1,400   Carlisle Cos., Inc.             $        88,998
        3,100   Crane Co.                                92,194
        6,000   Federal Signal Corp.                    102,540
        5,400   General Electric Co.                    181,818
        3,500   Honeywell International, Inc.           131,250
        9,313   Kawasaki Heavy Industries,
                Ltd., Sponsored ADR                      93,130
          500   Teleflex, Inc.                           35,250
       12,700   Tyco International, Ltd.                353,695
                                                ----------------
                                                      1,078,875
                                                ----------------

                Office & Business Equipment  -- 0.5%
        1,350   Canon, Inc., Sponsored ADR               73,251
        3,060   Xerox Corp.(a)                           41,769
                                                ----------------
                                                        115,020
                                                ----------------

                Oil & Gas  -- 3.6%
        1,275   Apache Corp.                             95,905
        1,150   BP PLC, Sponsored ADR                    81,477
        1,425   Burlington Resources, Inc.              115,881
        4,075   Chesapeake Energy Corp.                 155,869
          740   ENI SpA, Sponsored ADR                  109,594
        1,650   EOG Resources, Inc.                     123,585
          780   Total SA, Sponsored ADR                 105,940
        2,608   XTO Energy, Inc.                        118,195
                                                ----------------
                                                        906,446
                                                ----------------

                Oil & Gas Services -- 0.6%
        2,325   National Oilwell Varco, Inc.(a)         152,985
                                                ----------------

                Packaging & Containers  -- 0.7%
        1,100   Aptargroup, Inc.                         54,791
        1,900   Ball Corp.                               69,806
        2,300   Sonoco Products Co.                      62,813
                                                ----------------
                                                        187,410
                                                ----------------

                Pharmaceuticals  -- 2.5%
        1,900   Abbott Laboratories                      80,560
        1,290   AstraZeneca PLC, Sponsored ADR           60,759
        4,150   Caremark Rx, Inc.(a)                    207,209
        1,620   GlaxoSmithKline PLC, ADR                 83,074
        1,301   Novartis AG, ADR                         66,351
        1,290   Schering AG, ADR                         81,786
        3,116   Serono SA                                51,258
                                                ----------------
                                                        630,997
                                                ----------------

                Processing / Business Services  -- 0.2%
          300   Express Scripts, Inc.(a)                 18,660
        1,200   Investors Financial Services
                Corp.                                    39,480
                                                ----------------
                                                         58,140
                                                ----------------

                Restaurants  -- 1.7%
       12,800   McDonald's Corp.                        428,672
                                                ----------------

                Retail  -- 7.2%
        3,450   Chico's FAS, Inc.(a)                    126,960
        2,540   Costco Wholesale Corp.                  109,449
        6,300   Foot Locker, Inc.                       138,222
        7,500   Home Depot, Inc.                        286,050

  Shares        Description                       Value (+)(c)
----------------------------------------------------------------
                Retail - continued
        7,840   Kingfisher PLC, Sponsored ADR   $        59,976
        3,200   Kohl's Corp.(a)                         160,576
        3,525   Lowe's Cos, Inc.                        227,010
        4,400   NBTY, Inc.(a)                           103,400
        1,900   Office Depot, Inc.(a)                    56,430
        2,800   RadioShack Corp.                         69,440
        1,600   Regis Corp.                              60,512
        2,190   Signet Group PLC, Sponsored ADR          40,033
        3,700   Urban Outfitters, Inc.(a)               108,780
        6,390   Wal-Mart Stores, Inc.                   280,010
                                                ----------------
                                                      1,826,848
                                                ----------------

                Semiconductors  -- 4.9%
        3,450   Broadcom Corp., Class A(a)              161,840
       22,025   Intel Corp.                             542,916
        3,400   STMicroelectronics NV                    58,752
       13,975   Texas Instruments, Inc.                 473,752
                                                ----------------
                                                      1,237,260
                                                ----------------

                Software  -- 1.1%
        3,000   Acxiom Corp.                             56,160
        1,500   Fair Isaac Corp.                         67,200
        1,700   ProQuest Co.(a)                          61,540
        3,400   Reynolds & Reynolds Co. (The),
                Class A                                  93,194
                                                ----------------
                                                        278,094
                                                ----------------

                Telecommunications -- 3.6%
        1,200   ADTRAN, Inc.                             37,800
        4,500   Cisco Systems, Inc.(a)                   80,685
        6,725   Corning, Inc.(a)                        129,994
        1,170   France Telecom SA                        33,638
        9,350   Motorola, Inc.                          206,541
        3,280   Nokia OYJ, Sponsored ADR                 55,465
        5,225   QUALCOMM, Inc.                          233,819
        2,820   Telefonica Moviles SA, ADR               31,217
        3,950   Vodafone Group PLC, Sponsored
                ADR                                     102,582
                                                ----------------
                                                        911,741
                                                ----------------

                Transportation  -- 0.8%
        2,800   Union Pacific Corp.                     200,760
                                                ----------------

                Water  -- 0.2%
        2,052   Suez SA, ADR                             59,549
                                                ----------------
                Total Common Stocks
                (Identified Cost $22,856,019)        23,984,603
                                                ----------------

   Principal
    Amount
----------------------------------------------------------------
Short-Term Investment  --  4.5%
$   1,131,866   Tri-Party Repurchase Agreement
                with Fixed Income Clearing
                Corporation, dated 9/30/2005 to
                be repurchased at $1,132,031 on
                10/03/2005, collateralized by
                $1,165,000 U.S. Treasury Note,
                4.000% due 9/30/2007 valued at
                $1,162,088 (d)
                (Identified Cost $1,131,866)    $     1,131,866
                                                ----------------

--------------------------------------------------------------------------------
    IXIS EQUITY DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

                Total Investments -- 99.2%
                (Identified Cost $23,987,885)
                (b)                                  25,116,469
                Other assets less liabilities --
                0.8%                                    204,006
                                                ----------------
                Total Net Assets -- 100%         $    25,320,475
                                                ================

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Portfolio by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events would not be reflected in the computation of the Portfolio's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Portfolio's securities occur during such period, then these securities may be fair valued at the time the Portfolio determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Portfolio's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Portfolio's investment adviser and subadvisers, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(a)  Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
     At September 30, 2005, the net unrealized appreciation on investments based on cost of $23,987,885 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there is an excess of
     value over tax cost.                                      $      1,642,251
     Aggregate gross unrealized depreciation for
     all investments in which there is an excess of
     tax cost over value.                                              (513,667)
                                                               ----------------
     Net unrealized appreciation                               $      1,128,584
                                                               ================

(c) The books and records of the Portfolio are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(d) The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Portfolio's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Portfolio's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                IXIS Advisor Funds Trust III

                                By: /s/ John T. Hailer
                                    ------------------

                                Name:   John T. Hailer
                                Title:  President and Chief Executive Officer
                                Date:   November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                By: /s/ John T. Hailer
                                    ------------------

                                Name:   John T. Hailer
                                Title:  President and Chief Executive Officer
                                Date:   November 28, 2005

                                By: /s/ Michael C. Kardok
                                    ---------------------

                                Name:   Michael C. Kardok
                                Title:  Treasurer
                                Date:   November 28, 2005